Financial asset investments at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Asset Investments At Fair Value Through Profit Or Loss
Schedule of Financial asset investments at fair value

2021
€’000
January 1, 2021	—
Investments during the year	44,328
Redemptions	(18,169)
Unrealised gains and losses	47
Translation differences	1,247
December 31, 2021	27,453